Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		$ 559
Other comprehensive income (loss)	$ (823)	1,669
Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	2,228	559
Balance, end of period	1,405	2,228
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		1,350
Other comprehensive income (loss)	(899)	1,346
Unrealized foreign currency translation gains (losses), net of hedging activities | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	2,696	1,350
Balance, end of period	1,797	2,696
Unrealized gains (losses) on FVOCI assets
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		(354)
Other comprehensive income (loss)	255	104
Unrealized gains (losses) on FVOCI assets | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(250)	(354)
Balance, end of period	5	(250)
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	4	(1)
Other comprehensive income (loss)	(3)	5
Balance, end of period	1	4
Unrealized gains (losses) on cash flow hedges | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	4	(1)
Balance, end of period	1	4
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		(364)
Other comprehensive income (loss)	(203)	201
Share of other comprehensive income (loss) in joint ventures and associates | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(163)	(364)
Balance, end of period	(366)	(163)
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		(217)
Other comprehensive income (loss)	19	19
Remeasurement of defined benefit plans | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(198)	(217)
Balance, end of period	(179)	(198)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		2
Other comprehensive income (loss)	8	(7)
Share of other comprehensive income (loss) in joint ventures and associates | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(5)	2
Balance, end of period	3	(5)
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		143
Other comprehensive income (loss)	0	1
Revaluation surplus on transfers to investment properties | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	144	143
Balance, end of period	144	144
Participating account
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		6
Other comprehensive income (loss)	6	(3)
Participating account | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	3	6
Balance, end of period	9	3
Non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		1
Other comprehensive income (loss)	0	10
Non-controlling interests | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	11	1
Balance, end of period	11	11
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period		552
Other comprehensive income (loss)	(829)	1,662
Shareholders | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	2,214	552
Balance, end of period	$ 1,385	$ 2,214